Investment in Associates - Summary of Investments in Associates (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates and joint ventures [line items]
Beginning balance		$ 77
Share of profits/(losses)		59	$ 8	$ 14
Ending balance		36	77
Investments accounted for using equity method		36	77
Cost [member]
Disclosure of associates and joint ventures [line items]
Beginning balance		132	136
Additions		1	4
Share of profits/(losses)	[1]	(41)	(8)
System Fund share of losses		(1)	(2)
Dividends and distributions		(1)
Exchange and other adjustments		(1)	2
Ending balance		89	132	136
Accumulated impairment [member]
Disclosure of associates and joint ventures [line items]
Beginning balance		(55)	(55)
Impairment reversal		2
Ending balance		(53)	(55)	$ (55)
Material associates [Member]
Disclosure of associates and joint ventures [line items]
Investments accounted for using equity method			42
Other associates [Member]
Disclosure of associates and joint ventures [line items]
Investments accounted for using equity method		$ 36	$ 35

[1]	In 2022, comprises $42m losses presented as exceptional (note 6) and $1m share of profits from other associates. The total share of losses in the Group income statement includes a further $18m recognised as a liability within other payables (note 19).